Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Financial Risk Management
Disclosure of fair value measurement of assets

Financial assets and liabilities as of December 31, 2022 and 2021 are presented below.

December 31, 2022	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	50,611	—
Trade and other receivables	457	—
Restricted cash equivalents	322	—
Payables and accrued liabilities	—	3,752
Lease liability	—	179
	51,390	3,931

December 31, 2021	Financial assets at amortized cost	Financial liabilities at amortized cost
	$	$
Cash and cash equivalents	65,300	—
Trade and other receivables	1,065	—
Restricted cash equivalents	335	—
Payables and accrued liabilities	—	2,609
Lease liability	—	161
	66,700	2,770